Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MUNICIPAL TRUST/MA
Prospectus Date	rr_ProspectusDate	Sep. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Sep. 03, 2013